Significant events and changes in the current reporting period - Additional Information (Detail) € in Thousands		6 Months Ended
	Jan. 22, 2024 EUR (€) shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jan. 22, 2024 $ / shares
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Issue Of Share Capital Net Of Transaction Costs		€ 173,440	€ 37,411
Issued capital [member]
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Issue Of Share Capital Net Of Transaction Costs		183	37
Share premium [member]
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Issue Of Share Capital Net Of Transaction Costs		€ 173,257	€ 37,374
Public Offering [Member]
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Gross Proceeds From Initial Public Offer	€ 185,000
Payments for share issue costs	11,500
Public Offering [Member] | Issued capital [member]
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Issue Of Share Capital Net Of Transaction Costs	183
Public Offering [Member] | Share premium [member]
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Issue Of Share Capital Net Of Transaction Costs	€ 173,300
Public Offering [Member] | Major ordinary share transactions [member]
Disclosure Of ChangesIn Accounting Policies Accounting Estimates And Errors [Line Items]
Increase (decrease) in number of ordinary shares issued | shares	18,313,750
Sale Of Stock Issue Price Per Share | $ / shares				$ 11